22. Deferred revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenues [Abstract]
Accounts receivable included in trade accounts receivable	R$ 2,000,764	R$ 3,287,855
Contractual assets (note 6)	14,914	15,142
Contractual liability	R$ (7,626)	R$ (23,262)